Expense Example - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Automotive Portfolio - Select Automotive Portfolio	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 79
3 years	246
5 years	428
10 years	$ 954